AmericaFirst Defensive Growth Fund

Class A:  DGQAX  Class U:  DGQUX  Class I:  DGQIX

AmericaFirst Income Fund

Class A:  AFPAX  Class U:  AFPUX  Class I:  AFPIX

AmericaFirst Monthly Risk-On Risk-Off Fund

Class A:  ABRFX  Class U:  ABRUX  Class I:  ABRWX

AmericaFirst Seasonal Rotation Fund

Class A:  STQAX  Class U:  STQUX  Class I:  STQIX

AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX  Class U: SBQUX  Class I: SBQIX

PROSPECTUS

November 1, 2019

as supplemented December 6, 2019 with respect to the AmericaFirst Income Fund to correct inadvertently understated acquired fund fees and expenses in fee table

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.americafirstfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

TABLE OF CONTENTS

FUND SUMMARY – AMERICAFIRST DEFENSIVE GROWTH FUND

1

FUND SUMMARY – AMERICAFIRST INCOME FUND

6

FUND SUMMARY – AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

11

FUND SUMMARY – AMERICAFIRST SEASONAL ROTATION FUND

16

FUND SUMMARY – AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

21

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

25

PRINCIPAL INVESTMENT RISKS

28

HOW TO BUY SHARES

32

HOW TO REDEEM SHARES

37

HOW TO EXCHANGE SHARES

38

DISTRIBUTION PLANS

39

VALUING FUND ASSETS

39

DIVIDENDS, DISTRIBUTIONS AND TAXES

39

MANAGEMENT

41

FINANCIAL HIGHLIGHTS

43

FOR MORE INFORMATION

Back Cover

FUND SUMMARY – AMERICAFIRST DEFENSIVE GROWTH FUND

Investment Objective:  The Fund seeks to achieve capital appreciation through all market cycles.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 32 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 41 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	1.42%	1.43%	1.42%
Acquired Fund Fees and Expenses (2)	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.23%	3.99%	2.98%
Fee Waiver (3	(0.56)%	(0.83)%	(0.82)%
Total Annual Fund Operating Expenses After Fee Waiver	2.67%	3.16%	2.16%

(1) Restated to reflect discontinuation of short sales and related expenses.

(2) The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(3) The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, specialized pricing services, or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.94% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2020.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$757	$1,396	$2,058	$3,818
Class U	$561	$1,361	$2,178	$4,293
Class I	$219	$844	$1,495	$3,241

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 496.34% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, a range of approximately 70% to 100% of its net assets in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a rules-based strategy.  Equity securities include common stock.  The Fund may not meet its target range during rebalancing transitions as well as upon the discretion of the Fund’s investment advisor.  The Fund strategy was developed by the Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”).

The Fund seeks to select stocks of historically “defensive” industries.  Defensive companies tend to offer basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies.  The Advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products.  Industries that are comprised primarily of defensive, non-cyclical companies would include, but are not limited to, Consumer Staples (example: food products, cosmetics & toiletries, brewing, soft drinks, food processing and retail), Healthcare (pharmaceuticals, health care services, medical supplies and equipment), Aerospace & Defense (companies engaged in the production of spacecraft and commercial military and private aircraft), and Utilities (electric, natural gas and water utilities as well as telephone services).  Under normal market conditions, the Fund may overweight portfolio investments primarily in securities in the consumer staples and healthcare sectors which represent numerous industries.  These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund may also take short equity positions through inverse ETFs from any industry in an attempt to reduce volatility and risk in unfavorable market conditions.  Depending upon market conditions and prospects as determined by the Advisor’s quantitative models, the Fund may target having approximately 0% to 30% of its assets in short positions under normal market conditions.  The Fund may target having approximately 70% to 100% of its assets in long positions under normal market conditions.  The Fund will invest in securities of companies regardless of market capitalization.  The Fund will rebalance a significant portion of its holdings, based on the Advisor’s quantitative models, on a quarterly basis or more frequent basis.  The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant.  The Advisor’s rules-based models take into account and weight such variables that may include operating earnings yield, price momentum, share buyback, trading liquidity and others when selecting long positions.  In selecting short positions, the Advisor’s rules-based models considers such variables including, but not limited to, poor relative price momentum, poor technical indicators and poor fundamentals.  The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s quantitative models.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Aerospace and Defense Sector Risk. The aerospace and defense industry may be significantly affected by changes in government regulations and spending policies, changes in economic conditions and industry consolidation.

•

Consumer Staples Sector Risk.  Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences.  Companies in this sector are also affected by changes in government regulation, world events and economic conditions.  This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.  Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability.  Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation.  Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

ETF Risk.  When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the ETFs in which it invests.  Additionally, investments in ETFs are also subject to the following risks:  (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•

Fixed Income Risk.  When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign and Currency Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•

Healthcare Sector Risk.  The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.  Companies in the healthcare sector are heavily dependent on patent protection.  The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies.  Healthcare companies are also subject to extensive litigation based on product liability and similar claims.  Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services.  Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly.  Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting.  Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments.  In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

•

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.  Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index.  Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

•

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•

Real Estate Risk.  Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.  In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies.  This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk.  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

•

Utilities Sector Risk.  In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers.  In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely.  In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for the full calendar years since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Defensive Growth Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust.  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	Mar-13	13.65%
Worst Quarter:	Dec-18	(16.52)%

The year-to-date return as of the most recent calendar quarter which ended September 30, 2019 was 11.23%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2018)

Class A Shares	One Year	Five Year	Since Inception(1)
Return before taxes	-20.30%	-4.79%	0.96%
Return after taxes on distributions	-20.30%	-5.68%	-0.41%
Return after taxes on distributions and sale of Fund shares	-12.01%	-3.80%	0.29%
Class I Shares
Return before taxes	-15.81%	-3.06%	2.37%
Class U Shares
Return before taxes	-18.62%	-4.82%	0.75%
Lipper Alternative Long/Short Equity Fund Index(2) (reflects no deduction for taxes)	-5.13%	1.18%	2.63%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	11.13%

(1)

The inception date of the Fund’s Class A, I and U shares May 23, 2011.

(2)

The Lipper Alternative Long/Short Equity Fund Index is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Long/Short Equity classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.

(3)

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor:  AmericaFirst Capital Management, LLC is the Fund’s investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund’s Portfolio Manager.  He has served the Fund in this capacity since the Fund commenced operations in 2012.  He has served as the Portfolio Manager of the Predecessor Fund since it commenced operations in 2011.

Purchase and Sale of Fund Shares:  For Class A and Class U shares, the minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  For Class I shares, the minimum initial investment is $1,000,000.  The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – AMERICAFIRST INCOME FUND

Investment Objective:  The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation.  The Fund seeks total return as a secondary investment objective.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 32 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 41 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	2.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.18%	1.19%	1.17%
Acquired Fund Fees and Expenses (1)	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	3.27%	4.03%	3.01%
Fee Waiver (2)	(0.32)%	(0.58)%	(0.86)%
Total Annual Fund Operating Expenses After Fee Waiver	2.95%	3.45%	2.15%

(1)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, specialized pricing services, or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.20%, 2.70% and 1.40% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2020.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$1,338	$2,013	$3,804
Class U	$541	$1,351	$2,176	$4,312
Class I	$218	$850	$1,507	$3,267

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 530.98% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in a portfolio of high income securities that may include (but not limited to) stocks, preferred stocks, master limited partnerships (“MLPs”), convertible preferred stock, convertible bonds, real estate investment trusts (“REITs”), and bonds (including high-yield securities, commonly called “junk bonds”) selected by applying a rules-based model.  The Fund may rebalance a significant portion of its holdings on a quarterly or more frequent basis based upon the results of the model.  The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant.  The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s rules-based model.  The strategy upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC.  The Fund invests without restriction as to issuer capitalization, maturity, credit quality or whether the security is foreign or domestic.  Foreign bonds may include both domestic and sovereign bonds.  Additionally, the Fund may invest in the shares of investment companies that are exchange-traded funds (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies.  These ETFs include those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

ETF Risk.  When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.  Additionally, investments in ETFs are also subject to the following risks:  (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•

Fixed Income Risk.  When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign and Currency Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

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High-Yield Risk.  High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative.  While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

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Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates.  Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.  Recently, interest rates have been historically low.  Current conditions may result in a rise in interest rates.  As a result, for the present, interest rate risk may be heightened.

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Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.  Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index.  Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

•

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•

Management Risk.  The Advisor’s reliance on the model and portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the model’s forecasts and/or the portfolio manager’s judgments will produce the desired results.

•

MLP Risk.  Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.  Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.  Preferred stock prices tend to move more slowly upwards than common stock prices.

•

Real Estate Risk.  Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.  In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies.  This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk.  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Income Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, as a series of AmericaFirst Quantitative Funds, a Delaware statutory trust.  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	Mar-13	7.49%
Worst Quarter:	Sept-11	(14.77)%

The year-to-date return as of the most recent calendar quarter which ended September 30, 2019 was 6.33%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2018)

Class A Shares	One Year	Five Years	Since Inception(1)
Return before taxes	-16.29%	-2.97%	0.34%
Return after taxes on distributions	-18.48%	-5.66%	-2.35%
Return after taxes on distributions and sale of Fund shares	-9.52%	-3.27%	-0.73%
Class I Shares
Return before taxes	-12.03%	-1.37%	1.53%
Class U Shares
Return before taxes	-14.98%	-3.06%	0.07%
Lipper Flexible Income Funds Index(2) (reflects no deduction for taxes)	-4.27%	3.52%	n/a
Lipper Income Funds Index(3) (reflects no deduction for taxes)	-3.95%	3.26%	5.61%
Barclays Aggregate Bond Index(4) (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	2.76%

(1)

The inception date of the Fund’s Class A, I and U shares is July 1, 2010.

(2)

The Lipper Flexible Income Funds Index is comprised of funds that emphasize income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities.  Common stocks and warrants cannot exceed 15%.  Since inception returns are not available because the Lipper Flexible Income Funds Index was not constituted until May 23, 2011.

(3)

The Lipper Income Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Income Funds classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.

(4)

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor:  AmericaFirst Capital Management, LLC is the Fund’s investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund’s Portfolio Manager.  He has served the Fund in this capacity since the Fund commenced operations in 2012.  He has served as the Portfolio Manager of the Predecessor Fund since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  For Class A and Class U shares, the minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  For Class I shares, the minimum initial investment is $1,000,000.  The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

Investment Objective:  The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 32 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 41 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.11%	1.09%	1.11%
Acquired Fund Fees and Expenses (1)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	2.47%	3.20%	2.22%
Fee Recoupment or Waiver (2)	0.24%	0.01%	(0.75)%
Total Annual Fund Operating Expenses After Fee Recoupment or Waiver	2.71%	3.21%	1.47%

(1)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, specialized pricing services, or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.20% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2020.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,275	$1,792	$3,201
Class U	$556	$1,214	$1,884	$3,668
Class I	$150	$622	$1,121	$2,496

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 546.50% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through long positions in global equity markets and U.S. interest rate markets.  The Fund will invest in equity securities regardless of market capitalization and regardless of industry sector.  With regard to fixed income securities, the Fund invests primarily in U.S. Treasury bonds with a mid-term maturity.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, of domestic or foreign issuers, U.S. Treasury bonds, exchange-traded portfolios (“Exchange Traded Portfolios”), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”).  For purposes of the strategy, the Fund defines Exchange Traded Portfolios to include exchange traded funds (“ETFs”) that issue shares that are approved for listing and trading on a national securities exchange.  It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Risk-on risk-off refers to the monthly assessment of risk and changes in investment allocation in response to stock market and economic patterns.  The Fund’s Advisor defines risk-on assets as equities and risk-off assets as mid-term United States Treasury bonds.  When applicable, the Fund may rebalance a significant portion of its equity holdings based on the Advisor’s rules-based models, on a monthly or more frequent basis.

The Fund utilizes eight factors to determine how much to invest in stocks (“risk-on”) and how much to invest in Treasury bonds (“risk-off”).  The factors are equal-weighted and each accounts for 12.50% of the Model’s allocation.  As an example, if all eight of the factors are “risk on”, then 100% of the Model is allocated to stocks.  If 4 of the 8 indicators are “risk on”, then 50% of the Model allocates to stocks while the other 50% allocates to bonds.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•

ETF Risk.  When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.  Additionally, investments in ETFs are also subject to the following risks:  (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•

Fixed Income Risk.  When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign and Currency Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•

Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates.  Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.  Recently, interest rates have been historically low.  Current conditions may result in a rise in interest rates.  As a result, for the present, interest rate risk may be heightened.

•

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•

MLP Risk.  Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.  Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Real Estate Risk.  Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk.  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Absolute Return Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust.  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	Dec-13	13.03%
Worst Quarter:	Sept-11	(13.89)%

The year-to-date return as of the most recent calendar quarter which ended September 30, 2019 was 11.00%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2018)

Class A Shares	One Year	Five Year	Since Inception(1)
Return before taxes	-11.91%	-0.53%	2.19%
Return after taxes on distributions	-11.91%	-0.53%	1.93%
Return after taxes on distributions and sale of Fund shares	-7.05%	-0.40%	1.60%
Class I Shares
Return before taxes	-6.35%	1.50%	4.76%
Class U Shares
Return before taxes	-10.08%	-0.50%	1.70%
Lipper Absolute Return Funds Index(2) (reflects no deduction for taxes)	-3.54%	0.71%	1.65% 1.67%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	12.01% 12.79%

(1)

The inception date of the Fund’s Class A and U shares is February 26, 2010.  The inception date for the Fund’s Class I shares is July 12, 2010.

(2)

The Lipper Absolute Return Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Absolute Return Funds classification, which is defined as those funds that aim for positive returns in all market conditions.  The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.  Inception date used of February 26, 2010 is presented above and July 12, 2010 is presented below.

(3)

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Inception date used of February 26, 2010 is presented above and July 12, 2010 is presented below.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor:  AmericaFirst Capital Management, LLC is the Fund’s investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund’s Portfolio Manager.  He has served the Fund in this capacity since the Fund commenced operations in 2012.  He has served as the Portfolio Manager of the Predecessor Fund since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  For Class A and Class U shares, the minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  For Class I shares, the minimum initial investment is $1,000,000.  The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – AMERICAFIRST SEASONAL ROTATION FUND

Investment Objective:  The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 32 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 41 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.45%	1.44%	1.48%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	2.98%	3.72%	2.76%
Fee Waiver (2)	(0.34)%	(0.58)%	(1.07)%
Total Annual Fund Operating Expenses After Fee Waiver	2.64%	3.14%	1.69%

(1)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, specialized pricing services, or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.50% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2020.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$754	$1,345	$1,961	$3,611
Class U	$559	$1,307	$2,075	$4,082
Class I	$172	$755	$1,364	$3,012

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 496.90% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of domestically-traded equity and fixed-income securities.  Equity securities include common stock, preferred stock and convertible preferred stock.  The Advisor selects equities it believes are relatively undervalued by applying rules-based methodology that may include (but not limited to) technical and fundamental factors as well as price momentum.  An exponential moving average is similar to a simple moving average, except that more weight is given to the latest data.  The Fund will invest in securities regardless of market capitalization.  With regard to fixed income securities, the Fund may invest in fixed income securities regardless of maturity or credit rating including High Yield Bonds (commonly called “junk bonds”), Investment Grade Bonds and US Treasury Securities.

The Fund may also execute a portion of its strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”) employs a “Seasonal” strategy to allocate assets between equity and fixed income securities.  This strategy is based on the Advisor’s study of seasonal price patterns in asset classes over various time periods.  Pursuant to one of the central tenets of this Seasonal strategy, the Advisor anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November.  This element of the Seasonal strategy is commonly referred to as the “sell in May and walk away” tactic.  The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant.  The Fund may employ market timing trading strategies based upon the Advisor’s quantitative models.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

ETF Risk.  When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the ETFs in which it invests.  Additionally, investments in ETFs are also subject to the following risks:  (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•

Fixed Income Risk.  When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

High-Yield Risk.  High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative.  While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

•

Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates.  Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.  Recently, interest rates have been historically low.  Current conditions may result in a rise in interest rates.  As a result, for the present, interest rate risk may be heightened.

•

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.  Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index.  Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

•

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk.  The portfolio manager’s judgments about the Seasonal strategy as well as the attractiveness, value and potential appreciation of particular asset classes, sectors, or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Real Estate Risk.  Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk.  Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-217-8363.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	Mar-17	8.33%
Worst Quarter:	Dec-18	(16.43)%

The year-to-date return as of the most recent calendar quarter which ended September 30, 2019 was 17.28%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2018)

Class A Shares	One Year	Five Year	Since Inception(1)
Return before taxes	-27.59%	-2.17%	-2.19%
Return after taxes on distributions	-27.81%	-2.34%	-2.36%
Return after taxes on distributions and sale of Fund shares	-16.33%	-1.70%	-1.72%
Class I Shares
Return before taxes	-23.14%	-0.59%	-0.63%
Class U Shares
Return before taxes	-26.14%	-2.18%	-2.20%
Dow Jones US Moderately Conservative Portfolio Index(2) (reflects no deduction for fees, expenses, or taxes)	12.04%	4.38%	4.57%

(1)

The inception date of the Fund’s Class A, I and U shares is October 31, 2013.

(2)

Dow Jones US Moderately Conservative Portfolio Index.  This index is a weighted average of other stock, bond, and cash indexes.  It is reconstructed monthly and represents 40% of the risk of the U.S. equities market.  The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value).  The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor:  AmericaFirst Capital Management, LLC is the Fund’s investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and managing Member of the Advisor, has served as the Fund’s Portfolio Manager since it commenced operations in 2013.

Purchase and Sale of Fund Shares:  For Class A and Class U shares, the minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  For Class I shares, the minimum initial investment is $1,000,000.  The minimum subsequent investment in the Funds is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

Investment Objective: The Fund’s investment objective is to provide you with growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 32 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 41 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.80%	1.87%	1.68%
Total Annual Fund Operating Expenses	3.30%	4.12%	2.93%
Fee Waiver and Reimbursement (1)	(1.40)%	(1.47)%	(1.26)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.90%	2.65%	1.67%

(1) The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, specialized pricing services, or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 1.75%, 2.50% and 1.50% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2020.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$1,341	$2,021	$3,825
Class U	$511	$1,341	$2,185	$4,361
Class I	$170	$788	$1,432	$3,162

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 164.13% of the average value of the portfolio.

Principal Investment Strategies:

The Fund invests primarily in the common stocks of large capitalization domestic companies that have engaged in repurchasing a portion of the company’s outstanding shares over the last year. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in large capitalization companies, which the Advisor defines as companies with a market capitalization of $10 billion or more at the time of purchase, that have purchased their own stock over the last year. While the Fund will primarily invest in large capitalization companies, it may also invest in small or medium capitalization companies from time to time and when the large capitalization companies in which the Fund invests lose capitalization between purchase and rebalancing of the portfolio.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”), applies fundamental, technical and/or valuation criteria to select from a universe of large capitalization companies that have purchased their own stock over the last twelve months. The Advisor analyses the companies based on market capitalizations, the size of their buyback ratio (the amount the company has bought back), and their risk-adjusted price momentum and value momentum.  The companies selected for the Fund’s portfolio remain in the portfolio until the portfolio is rebalanced. The portfolio is rebalanced as often as every four months in order to remove stocks that are no longer attractive or add stocks that have become attractive according to the investment criteria used by the Advisor, which could result in high portfolio turnover.

The Fund’s strategy is based on the premise that stocks of companies that purchase their own stock will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Buyback Strategy Risk. The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value.

•

ETF Risk.  When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the ETFs in which it invests.  Additionally, investments in ETFs are also subject to the following risks:  (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.  Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index.  Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

•

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk.  Because the Fund will rebalance its holdings at least every four months, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-217-8363.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	9-30-18	7.08%
Worst Quarter:	12-31-18	-13.82%

The year-to-date return as of the most recent calendar quarter which ended September 30, 2019 was 12.56%

Class A Shares	One Year	Since Inception(1)
Return before taxes	-10.07%	0.50%
Return after taxes on distributions	-11.83%	-0.69%
Return after taxes on distributions and sale of Fund shares	-5.82%	-0.05%
Class I Shares
Return before taxes	-4.57%	7.91%
Class U Shares
Return before taxes	-8.02%	2.73%
S&P 500 Index(2) (reflects no deduction for fees, expenses, or taxes)	-4.37%	7.23%

(1)

The inception date of the Fund’s shares is January 31, 2017.

(2)

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor:  AmericaFirst Capital Management, LLC is the Fund’s investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund’s Portfolio Manager.  He has served the Fund in this capacity since the Fund commenced operations in 2017.

Purchase and Sale of Fund Shares:  For Class A and Class U shares, the minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. For Class I shares, the minimum initial investment is $1,000,000.  The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.  If the Board decides to change a Fund’s investment objective, shareholders will be given 60 days’ advance notice.

Fund	Investment Objective
AmericaFirst Defensive Growth Fund	The Fund seeks to achieve capital appreciation through all market cycles.
AmericaFirst Income Fund	The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation. The Fund seeks total return as a secondary investment objective.
AmericaFirst Monthly Risk-On Risk-Off Fund	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
AmericaFirst Seasonal Rotation Fund	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
AmericaFirst Large Cap Share Buyback Fund	The Fund investment objective is to provide you with growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 1-877-217-8363 or visit the Funds’ website at www.afcm-quant.com.

AmericaFirst Defensive Growth Fund

The Fund seeks to achieve its investment objective by investing, under normal circumstances, approximately 80% or more of its net assets in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a rules-based strategy.  Equity securities include common stock.  The Fund strategy was developed by the Fund’s investment advisor, AmericaFirst Capital Management, LLC.

The Fund seeks to select stocks of historically “defensive” companies.  Defensive companies tend to produce basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies.  The Advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products.  Industries that are comprised primarily of defensive, non-cyclical companies would include, but are not limited to, Consumer Staples (example:  food products, cosmetics & toiletries, brewing, soft drinks, food processing and retail), Healthcare (pharmaceuticals, health care services, medical supplies and equipment), Aerospace & Defense (companies engaged in the production of spacecraft and commercial military and private aircraft), and Utilities (electric, natural gas and water utilities as well as telephone services).  Under normal market conditions, the Fund will overweight portfolio investments primarily in securities in the consumer staples and healthcare sectors which represent numerous industries.  These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund may also take short equity positions through inverse ETFs from any industry in an attempt to reduce volatility and risk in unfavorable market conditions.  Depending upon market conditions and prospects as determined by the Advisor’s rules-based models, the Fund will target having approximately 0% to 25% of its assets in short positions and 75% to 100% in long positions under normal market conditions.  The Fund will invest in securities of companies regardless of market capitalization.  The Fund will rebalance its holdings, based on the Advisor’s rules-based models, on at least a quarterly basis.  The Advisor’s rules-based models take into account and weight such variables that may include operating earnings yield, price momentum, share buyback, trading liquidity and others when selecting long positions.  In selecting short positions, the Advisor’s rules-based models considers such variables including, but not limited to, poor relative price momentum, poor technical indicators and poor fundamentals.

AmericaFirst Income Fund

The Fund seeks to achieve its investment objective by investing in a portfolio of high income securities that may include (but not limited to) stocks, preferred stocks, master limited partnerships (“MLPs”), convertible preferred stock, convertible bonds, real estate investment trusts (“REITs”), and bonds (including high-yield securities, commonly called “junk bonds”) selected by applying rules-based  models.  The Fund rebalances a significant portion of its holdings on a quarterly or more frequent basis based upon the results of the model.  The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant.  The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s rules-based model.  The strategy upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC.  The Fund invests without restriction as to issuer capitalization, maturity, credit quality or whether the security is foreign or domestic.  Foreign bonds may include both domestic and sovereign bonds.  Additionally, the Fund may invest in the shares of investment companies that are exchange-traded funds or unit investment trusts (together (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies.  These ETFs include those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

AmericaFirst Monthly Risk-On Risk-Off Fund

The Fund seeks to achieve its investment objective through long positions in global equity markets and U.S. interest rate markets.  The Fund will invest in equity securities regardless of market capitalization and regardless of industry sector.  With regard to fixed income securities, the Fund invests primarily in U.S. Treasury bonds with a mid-term maturity.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, of domestic or foreign issuers, U.S. Treasury bonds, exchange-traded portfolios (“Exchange Traded Portfolios”), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”).  For purposes of the strategy, the Fund defines Exchange Traded Portfolios to include exchange traded funds (“ETFs”) that issue shares that are approved for listing and trading on a national securities exchange.  It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Risk-on risk-off refers to the monthly assessment of risk and changes in investment allocation in response to stock market and economic patterns.  The Fund’s Advisor defines risk-on assets as equities and risk-off assets as mid-term United States Treasury bonds.  When applicable, the Fund may rebalance a significant portion of its equity holdings based on the Advisor’s rules-based models, on a monthly or more frequent basis.

The Fund utilizes eight factors to determine how much to invest in stocks (“risk-on”) and how much to invest in Treasury bonds (“risk-off”).  The factors are equal-weighted and each accounts for 12.50% of the Model’s allocation.  As an example, if all eight of the factors are “risk on”, then 100% of the Model is allocated to stocks.  If 4 of the 8 indicators are “risk on”, then 50% of the Model allocates to stocks while the other 50% allocates to bonds.

AmericaFirst Seasonal Rotation Fund

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of domestically-traded equity and fixed-income securities.  Equity securities include common stock, preferred stock and convertible preferred stock.  The Advisor selects equities it believes are relatively undervalued by applying a rules-based methodology that include (but are not limited to) fundamental and technical factors as well as price momentum.  The Fund will invest in securities regardless of market capitalization.  With regard to fixed income securities, the Fund may invest in fixed income securities regardless of maturity or credit rating including High Yield Bonds (commonly called “junk bonds”), Investment Grade Bonds and US Treasury Securities.  The Fund may also execute a portion of its strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 1-877-217-8363 or visit the Fund’s website at www.afcm-quant.com.

The name “Seasonal” refers to the Advisor’s use of strategy techniques based on its study of seasonal price patterns in asset classes over various time periods.  The Advisor’s research indicates that seasonal patterns in securities prices are anchored in calendar-based economic and psychological processes such as yearly taxation milestones, interest and bonus payments, quarterly earnings season announcements, reporting period window-dressing on the part of certain investment managers, index-rebalancing periods and other factors.  Pursuant to one of the central tenets of this Seasonal strategy, the Advisor anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November.  This element of the Seasonal strategy is commonly referred to as a “sell in May and walk away” tactic.

AmericaFirst Large Cap Share Buyback Fund

The Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 1-877-217-8363 or visit the Fund’s website at www.afcm-quant.com.

The Fund invests primarily in the common stocks of large capitalization domestic companies that have engaged in repurchasing a portion of the company’s outstanding shares over the last year. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in large capitalization companies, which the Advisor defines as companies with a market capitalization of $10 billion or more at the time of purchase, that have purchased their own stock over the last year. While the Fund will primarily invest in large capitalization companies, it may also invest in small or medium capitalization companies from time to time and when the large capitalization companies in which the Fund invests lose capitalization between purchase and rebalancing of the portfolio.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”), applies fundamental, technical and/or valuation criteria to select from a universe of large capitalization companies that have purchased their own stock over the last twelve months.  The Advisor analyses the companies with the largest market capitalizations that trade on a US exchange and then ranks them by the size of their buyback ratio over the last twelve months (the amount the company has bought back). The highest ranking by buyback ratio are then ranked by their risk-adjusted price momentum and value momentum over the last two years, and the top ranked companies remain in the portfolio until the portfolio is rebalanced. The portfolio is rebalanced as often as every four months in order to remove stocks that are no longer attractive or add stocks that have become attractive according to the investment criteria used by the Advisor, which could result in high portfolio turnover.

The Fund’s strategy is based on the premise that stocks of companies that purchase their own stock will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs.  Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk.  As with any mutual fund, there is no guarantee that a Fund will achieve its goal.  Each Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of the Prospectus.

Risks	Defensive Growth Fund	Income Fund	Monthly Risk-On Risk-Off Fund	Seasonal Rotation Fund	Buyback Fund
Aerospace and Defense Sector Risk	●
Buyback Strategy Risk					●
Consumer Staples Sector Risk	●
Credit Risk	●	●		●
ETF Risk	●	●	●	●	●
Fixed Income Risk	●	●	●	●
Foreign and Currency Exposure Risk	●	●	●
Healthcare Sector Risk	●
High Yield Risk		●		●
Interest Rate Risk		●	●	●
Inverse ETF Risk	●	●		●	●
Leveraged ETF Risk	●	●	●	●	●
Liquidity Risk			●	●
Management Risk	●	●	●	●	●
MLP Risk		●	●
Non-diversification Risk					●
Preferred Stock Risk		●	●	●
Real Estate Risk	●	●	●	●
Security Risk	●	●	●	●	●
Small and Medium (Mid) Capitalization Stock Risk	●	●	●	●	●
Stock Market Risk	●	●	●	●	●
Stock Value Risk	●		●	●	●
Tracking Risk	●	●	●	●	●
Turnover Risk	●	●	●	●	●
Utilities Sector Risk	●

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Aerospace and Defense Sector Risk. The aerospace and defense industry can be significantly affected by government defense and aerospace regulation and spending policies. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

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Buyback Strategy Risk. The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value. The Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

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Consumer Staples Sector Risk.  Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences.  Companies in this sector are also affected by changes in government regulation, world events and economic conditions.  This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.  Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability.  Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation.  Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

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Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  The Fund may invest, directly or indirectly, in “junk bonds,” which the Fund defines as those rated below Baa3 by Moody’s or equivalently by another Nationally Recognized Statistical Rating Organization, or determined by the Advisor to be of similar quality.  Such securities are speculative investments that carry greater risks than higher quality debt securities.

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ETF Risk.  When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.  Additionally, investments in ETFs are also subject to the following risks:  (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

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Fixed Income Risk.  When a Fund invests in acquired funds that own bonds, in fixed income securities directly or in equity securities that may convert to a fixed income security, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities and bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  In addition, a Fund may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

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Foreign and Currency Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Healthcare Sector Risk.  The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.  Companies in the healthcare sector are heavily dependent on patent protection.  The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies.  Healthcare companies are also subject to extensive litigation based on product liability and similar claims.  Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services.  Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly.  Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting.  Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments.  In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

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High-Yield Risk.  High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative.  While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

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Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates.  Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.  Recently, interest rates have been historically low.  Current conditions may result in a rise in interest rates.  As a result, for the present, interest rate risk may be heightened.

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Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.  Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index.  Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

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Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

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Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

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MLP Risk.  Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.  Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.  Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

•   MLP Tax Risk.  MLPs, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

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Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

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Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.  Preferred stock prices tend to move more slowly upwards than common stock prices.

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Real Estate Risk.  As a result of investments in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes.  In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

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Security Risk.  The value of the Funds may decrease in response to the activities and financial prospects of an individual security in a Fund’s portfolio.

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Small and Medium (Mid) Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  These companies may experience higher failure rates than larger companies.  Small- and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.  Small- and mid-sized companies may have limited markets, product lines or financial resources and may lack management experience.  In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies.  This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

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Stock Market Risk.  Overall stock market risks may also affect the value of the Funds.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.  They also may decline in price, even though, in theory, they are already undervalued.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap, industry or investment strategy).

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Tracking Risk.  Investment in a Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the acquired funds in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs or other acquired funds may, from time to time, temporarily be unavailable, which may further impede the ETFs’ and other acquired funds’ ability to track their applicable indices.

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Turnover Risk.  Because each Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%.  Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

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Utilities Sector Risk.  When interest rates go up, the value of securities issued by utilities companies historically has gone down.  In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers.  In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely.  In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Portfolio Holdings Disclosure Policies

A description of the Funds’ policies regarding disclosure of the securities in the Funds’ portfolios is found in the SAI and on the Funds’ website at www.afcm-quant.com.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds calculate their net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be processed at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be processed the following business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

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a completed purchase application or investment stub

•

a check payable to the applicable fund

Multiple Classes

The Funds offer multiple classes of shares.  Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.  Sales personnel may receive different compensation for selling each class of shares.  Not all Funds or share classes may be available for purchase in all states.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class U shares.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

Tactical Alpha Fund, Defensive Growth Fund, Seasonal Rotation Fund, and Buyback Fund Class A:

Amount of Purchase	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (2)	0.00%	0.00%	0.00%

(1)

Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)

In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Income Fund Class A:

Amount of Purchase	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	0.50%
$1,000,000 and above (2)	0.00%	0.00%	0.00%

(1)

Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)

In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds’ Advisor may advance to, or reimburse, a Fund such that it may pay a commission up to 1.00% to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.  However, when such a payment is made, the respective Class A shares are subject to a contingent deferred sales charge (CDSC) as described above.

Class U Shares

You can buy Class U shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class U shares acquired through reinvestment of dividends and capital gains distributions.  Class U shares are subject to an annual 12b-1 fee of 1.00%, payable to the Advisor or selected dealers.  Because Class U shares pay a higher 12b-1 fee than Class A shares, Class U shares have higher ongoing expenses than Class A shares.  The up-front Class U sales charge and the commissions paid to dealers are as follows:

Monthly Risk-On Risk-Off Fund, Defensive Growth Fund, Seasonal Rotation Fund, and Buyback Fund Class U:

Amount of Purchase	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but less than $250,000	2.00%	2.04%	1.75%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above (2)	0.00%	0.00%	0.00%

(1)

Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)

In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  If Class U shares are purchased load-waived (even though the purchase is below the $1 million breakpoint) when no dealer commission is paid, these shares are not subject to a 12 month 1% CDSC, and the dealer begins receiving the distribution and service (12b-1) fee at the time of purchase.  These shares are still subject to 90 day 1% redemption fee.

Income Fund Class U:

Amount of Purchase	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.00%	2.04%	1.75%
$100,000 but less than $250,000	1.50%	1.52%	1.25%
$250,000 but less than $500,000	1.00%	1.01%	0.75%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 and above (2)	0.00%	0.00%	0.00%

(1)

Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)

In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  If Class U shares are purchased load-waived (even though the purchase is below the $1 million breakpoint) when no dealer commission is paid, these shares are not subject to a 12 month 1% CDSC, and the dealer begins receiving the distribution and service (12b-1) fee at the time of purchase.  These shares are still subject to the 90 day 1% redemption fee.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds’ Advisor may advance to, or reimburse, a Fund such that it may pay a commission up to 1.00% to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.  However, when such a payment is made, the respective Class U shares are subject to a contingent deferred sales charge (CDSC) as described above.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A and Class U shares.

Class A and Class U Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more for the Quantitative Strategies Fund and $100,000 or more for the Tactical Alpha Fund, Defensive Growth Fund, Income Fund and Seasonal Rotation Fund.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.  Shareholders, or their financial representative, should preserve records of their purchases related to the Letter of Intent program.

Rights of Accumulation:  You may add the current value of all of your existing Fund shares of the same class to determine the front-end sales charge to be applied to your current Class A or Class U purchase.  Only balances currently held entirely in the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A or Class U sales charge.  You may include the value of the Fund’s investments held by the members of your immediately family, including the value of the Fund’s investments held by you or them in individual retirement plans, such as individual retirement accounts (“IRAs”), provided such balances are also currently held entirely in the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current broker-dealer.  Shareholders, or their financial representative, should preserve records of their purchases related to the rights of accumulation quantity discount program.

Investments of $1 Million or More:  With respect to Class A and Class U shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A or Class U shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A and Class U shares is based on the NAV at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A and Class U Sales Charge Waivers:  Each Fund may sell Class A and Class U shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:  (1) investment advisory clients or investors referred by the Fund’s Advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund’s Advisor or its affiliates and certain employee benefit plans for employees of the Fund’s investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Fund’s Advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1-877-217-8363.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.

Class I Shares

Sales of Class I shares are not subject to a front-end sales charge or an annual 12b-1 fee.  As discussed below, Class I shares may have a higher or lower minimum initial investment amount than other share classes depending on the account they are intended for.

Opening an Account

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Funds for the first time, please call toll-free 1-877-217-8363 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

AmericaFirst Quantitative Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147-4003

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Funds (or Funds’ agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the appropriate Fund.  Your investment in the Funds should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  Each Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Funds also reserve the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-877-217-8363 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, the custodian and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

For all share classes except for Class I, the minimum initial investment in the Funds is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  For Class I shares, the minimum initial investment amount is $1,000,000 if used for an in a brokerage account.  If Class I shares are to be used in a fee-based account, the minimum initial investment amount is waived.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account for Class A or Class U shares with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Funds’ transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Funds may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 1-877-217-8363.

Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of the Funds by check or wire.  Your bank wire should be sent as outlined above.  You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-877-217-8363 or by writing to the Funds at:

AmericaFirst Quantitative Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147-4003

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders.  The Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage market timing that they consider abusive.  Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short term market movements.  To the extent that a Fund significantly invests in small or mid-capitalization equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates abusive market timing or trading that it determines is abusive.  However, the Funds do not consider share exchanges to be abusive.  This policy applies uniformly to all Fund shareholders.  Additionally, the Funds assess a 1% redemption fee for short-term trading of shares sold within 90 days of purchase, except for share exchanges.  While the Funds attempt to deter abusive market timing, there is no assurance that they will be able to identify and eliminate all abusive market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for a Fund to detect abusive market timing, and there can be no assurance that the Fund will be able to do so.  Brokers maintaining omnibus accounts with a Fund have agreed to provide shareholder transaction information to the extent known to the broker, to the Fund upon request.  If a Fund becomes aware of abusive market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition, the Funds reserve the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of a Fund or its shareholders or if a Fund thinks that trading is abusive.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds’ transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Funds at no charge by mail.  Your request, in proper form, should be addressed to:

AmericaFirst Quantitative Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147-4003

Good Order:  Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

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The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

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The request must identify your account number;

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The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

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If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

The Funds may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $50,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-877-217-8363 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.  The Funds will not make checks payable to any person other than the shareholder(s) of record or a financial intermediary for the benefit of the shareholder(s) or record.

By Telephone.  You may redeem any part of your account in the Funds by calling the transfer agent at 1-877-217-8363.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.

Redemption Fee and CDSC.  Each Fund charges a 1% redemption fee on shares sold within 90 days of purchase.  The redemption fee is not charged when shares are exchanged between Funds in the same share class.  Shareholders in the Funds who purchased $1 million or more Class A or Class U shares and did not pay a front-end sales charge may be assessed a 1.00% CDSC on shares redeemed less than 12 months after the date of their purchase.

The Funds use a “first in, first out” method for calculating the CDSC.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  The CDSC is paid to the Advisor to reimburse expenses incurred in providing distribution-related services to the Funds.

The Funds reserve the right to modify or eliminate the CDSC or waivers at any time.  If there is a material change to a Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and CDSC and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-877-217-8363.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities.  These redemption payment methods will be used in regular and stressed market conditions.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Funds may determine from time to time.  You may increase the value of your shares in the Funds to the minimum amount within the 30-day period.  All shares of the Funds are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

HOW TO EXCHANGE SHARES

The exchange privilege is a convenient way to buy shares in each Fund in order to respond to changes in your investment goals or in market conditions.  The minimum exchange amount is $1,000 per Fund.  You may exchange your shares for shares of the same class of another Fund at no cost to you.  You may exchange your shares of one Fund for the same class of shares of another Fund without paying any sales charge.  Each Fund also permits exchanging share classes within the Fund, provided the relevant share class minimum purchase amount is met.  The Class I minimum purchase amount maybe waived at the Advisor’s discretion for certain categories of investors, including:  (1) investment advisory clients or investors referred by the Fund’s Advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund’s Advisor or its affiliates and certain employee benefit plans for employees of the Fund’s investment Advisor; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Fund’s Advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

You may exchange shares either by telephone by calling 1-877-217-8363, if you have not canceled your telephone privilege, or in writing.  Written requests for exchange must provide the following:

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current Fund’s name;

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account names and numbers;

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name of the Fund and share class you wish to exchange your shares into;

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the amount you wish to exchange;

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specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and

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signatures of all registered owners.

To exchange shares by telephone, you should call 1-877-217-8363 on any day the Funds are open.  A Fund will process telephone requests made after the close of business on the next business day.  You should notify the Funds in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request.  Please note that the Funds will only accept exchanges if your ownership registrations in both accounts are identical.

The Funds will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request.  The Funds will not impose an (1) initial sales charge, (2) redemption fee or (3) CDSC on exchanges.  An exchange transaction between Funds is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

DISTRIBUTION PLANS

The Funds have adopted distribution and service plans under Rule 12b-1 of the 1940 Act that allow the Funds to pay distribution and/or service fees in connection with the distribution of Class A and Class U shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds’ Plan related to the Class A Shares, the Funds may incur an annual fee of up to 0.25% of the average daily net assets of the Fund’s Class A Shares for shareholder services and distribution related expenses.  A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

Class U Shares

Under the Fund’s Plan related to the Class U Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class U Shares.  A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

VALUING FUND ASSETS

The Funds’ assets are generally valued at their market value.  If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Funds’ assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, the Advisor may need to price the security using the Funds’ fair value pricing guidelines.  If a security, such as a small cap security, is so thinly traded that reliable market quotations are unavailable, the Advisor may need to price the security using fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  The Funds may use pricing services to determine market value.  The Funds’ NAV is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  Because the Funds may invest in portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when a Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV for the classes of a Fund, the Fund values any foreign securities held by the Fund at the latest closing price on the exchange on which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s per-class NAV by short-term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders.  These distributions are automatically reinvested in the Funds unless you request cash distributions on your application or through a written request to the Funds.  The Funds expect that its distributions will consist of both capital gains and dividend income.  The Funds will generally make distributions of their net realized capital gains (after any reductions for capital loss carry forwards) annually.  Additionally, the AmericaFirst Income Fund will generally make distributions of its net investment income quarterly, but may make such distributions as frequently as monthly.

Distributions by the AmericaFirst Income Fund in excess of the Fund’s current and accumulated earnings and income will be treated as a tax-free return of capital to the extent of (and in reduction of) the tax basis in your shares and any such amount in excess of your tax basis will be treated as gain from the sale of shares.  There can be no assurance that the AmericaFirst Income Fund will pay distributions at a specific rate or at all.

Taxes

Unless you are investing in the Fund through an individual retirement account or an tax-exempt plan, you generally will be subject to federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions (whether such dividends or distributions are paid in cash or reinvested in additional shares) and will generally recognize gain or loss upon a redemption or exchange of your shares.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income.  Distributions properly designated by the Fund as deriving from net capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed (subject to certain minimum holding period requirements) at the rates applicable to long-term capital gains for non-corporate investors.  Distributions in excess of the Fund’s earnings and profits will be first treated as a return of a capital to the extent of your basis in your Fund shares and thereafter will be treated as gain from the sale of Fund shares.

The amount of the gain or loss upon a redemption or exchange of your shares is measured by the difference between your adjusted tax basis in the shares redeemed or exchanged and the amount of the proceeds received in exchange for such shares.  Any gain or loss arising from the redemption or exchange of shares generally is a capital gain or loss.  This capital gain or loss normally is treated as a long-term capital gain or loss if you have held your shares for more than one year at the time of such redemption or exchange; otherwise, it generally will be classified as short-term capital gain or loss.  If, however, you receive a capital gain dividend with respect to any share of the Fund, and if the share is sold before you have held it for at least six months, then any loss on the redemption or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.  Distributions declared in October, November, or December, payable to shareholders of record in one of those months, and actually paid in January of the following year will be treated as paid on December 31 of the preceding year.

Investments by the Fund in foreign securities may be subject to foreign withholding taxes.  In that case, the Fund’s yield on those securities would be decreased.  Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.  In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by the Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments.  As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code.  The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of approximately 28%.

Early in each calendar year, the Fund or your broker will notify you of the amount and tax status of distributions paid to you for the preceding year.  In addition, for shares acquired after January 1, 2012, the Fund or your broker will notify you of the amount of gain or loss recognized on any redemption or exchange of Fund shares.  For this purposes, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange.  If you do not select a method, a default method will be applied to the transactions.  The Fund’s default method is average cost, but your broker may use an alternative default method.  The cost basis method used on your account could significantly affect your taxes due and should be carefully considered.  You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Special tax rules apply to investments in the Fund through an individual retirement account or a tax-exempt plan.  You should consult a tax advisor to determine the suitability of the Fund as an investment for such individual retirement account or tax-exempt plan.

The tax considerations described in this section do not apply to non-U.S. investors.  Non-U.S. investors should consult their own tax advisor to discuss the tax consequences of an investment in the Fund by a non-U.S. investor.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund.  Because each investor’s tax situation is unique, you should consult your tax advisor before investing in the Fund.

MANAGEMENT

Investment Advisor

AmericaFirst Capital Management, LLC, a California limited liability company located at 300 Harding Blvd., Suite 215, Roseville, CA 95678, serves as advisor to the Funds.  The Advisor was formed in January 2007 and has been advising the Funds and Predecessor Funds since their inception.  As an SEC-registered investment adviser, management of the Funds is currently the Advisor’s primary business.  Under the terms of the management agreement, the Advisor is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and directing portfolio transactions.

Portfolio Manager

Rick Gonsalves is the co-founder and President of the Advisor.  Mr. Gonsalves co-founded the Advisor in January 2007.  He currently serves as the Advisor’s President and Chief Executive Officer, positions he has held since the Advisor’s inception.  Mr. Gonsalves has managed investment portfolios for over 20 years via numerous Broker/Dealer relationships.  Mr. Gonsalves has been the portfolio manager for the Funds since their inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of securities in his managed Funds.

Management Fees

The following table describes (i) the contractual advisory fee as a percentage of the daily net assets of each Fund, (ii) the advisory fees, after waivers, as a percentage of each Fund’s average net assets, received by each Fund’s adviser for the Fund’s most recent fiscal year and (iii) the expense limitation for each Fund.  The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; legal fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; acquired fund fees and expenses, specialized pricing services, and extraordinary expenses) through October 31, 2020 as shown below:

	Contractual Management Fee	Net Management Fee	Class A	Class U	Class I
Defensive Growth Fund	1.50%	0.88%	2.45%	2.95%	1.94%
Income Fund	1.25%	0.78%	2.20%	2.70%	1.40%
Monthly Risk-On Risk-Off Fund*	1.00%	1.06%	2.45%	2.95%	1.20%
Seasonal Rotation Fund	1.25%	0.51%	2.45%	2.95%	1.50%
Buyback Fund	1.25%	0.01%	1.75%	2.50%	1.50%

*Prior to February 28, 2019, the management fee was 1.25%

This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Funds’ shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis for the Board of Trustees renewal of the Investment Advisory Agreement for the Funds can be found in the Funds’ semi-annual report to shareholders dated December 31, 2018.

Cybersecurity

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the

Funds and their service providers, systems, networks, or devices potentially can be breached.  The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.  Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties.  In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

FINANCIAL HIGHLIGHTS

AmericaFirst Defensive Growth Fund

The financial highlights table is intended to help you understand the AmericaFirst Defensive Growth Fund’s financial performance for the last five years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The Predecessor Fund commenced operations on May 23, 2011.  The information for the fiscal years ended June 30 has been audited by BBD, LLP, independent registered public accounting firm to the Fund, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

AmericaFirst Defensive Growth Fund - Class A Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015
Net Asset Value, at Beginning of Year	$ 9.59	$ 10.47	$ 11.30		$ 11.99		$ 12.53
From Investment Operations:
Net Investment Loss *	(0.17)	(0.17)	(0.12)		(0.11)		(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(0.71)	(0.70)		(0.50)		0.97
Total from Investment Operations	0.09	(0.88)	(0.82)		(0.61)		0.85

Distributions from:
Net Realized Gain	-	-	(0.01)		(0.08)		(1.39)
Total Distributions	-	-	(0.01)		(0.08)		(1.39)

Paid in Capital From Redemption Fees (c) *	-	-	-		-		-

Net Asset Value, at End of Year	$ 9.68	$ 9.59	$ 10.47		$ 11.30		$ 11.99

Total Return (a)	0.94%	(8.40)%	(7.26)%	***	(5.12)%	***	7.23%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,279	$ 5,216	$ 12,430		$ 31,273		$ 21,040
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.79%	3.12%	3.02%	**	3.11%	**	3.18%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.23)%	(1.75)%	(1.18)%	**	(1.00)%	**	(1.04)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.31%	3.02%	3.02%	**	3.07%	**	3.13%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.75)%	(1.66)%	(1.18)%	**	(0.96)%	**	(0.99)%
Portfolio Turnover	496.34%	1020.14%	341.27%		118.13%		254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.70%, 0.44%, 0.36%, 0.58%, and 0.68%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

AmericaFirst Defensive Growth Fund - Class U Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 9.19	$ 10.09	$ 10.96		$ 11.69		$ 12.31

From Investment Operations:
Net Investment Loss *	(0.21)	(0.21)	(0.19)		(0.17)		(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(0.69)	(0.67)		(0.48)		0.95
Total from Investment Operations	0.04	(0.90)	(0.86)		(0.65)		0.77

Distributions from:
Net Realized Gain	-	-	(0.01)		(0.08)		(1.39)
Total Distributions	-	-	(0.01)		(0.08)		(1.39)

Paid in Capital From Redemption Fees (c) *	-	-	-		-		-

Net Asset Value, at End of Year	$ 9.23	$ 9.19	$ 10.09		$ 10.96		$ 11.69

Total Return (a)	0.44%	(8.92)%	(7.85)%	***	(5.59)%	***	6.68%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,778	$ 2,636	$ 5,861		$ 17,238		$ 13,687
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.41%	3.87%	3.75%	**	3.63%	**	3.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.84)%	(2.50)%	(1.96)%	**	(1.56)%	**	(1.56)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.81%	3.53%	3.67%	**	3.57%	**	3.62%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.23)%	(2.16)%	(1.88)%	**	(1.51)%	**	(1.51)%
Portfolio Turnover	496.34%	1020.14%	341.27%		118.13%		254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.70%, 0.44%, 0.35%, 0.58%, and 0.68%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

AmericaFirst Defensive Growth Fund - Class I Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 10.15	$ 11.02	$ 11.86		$ 12.45		$ 12.82

From Investment Operations:
Net Investment Income (Loss) *	(0.13)	(0.12)	(0.10)		(0.01)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(0.75)	(0.73)		(0.50)		1.00
Total from Investment Operations	0.15	(0.87)	(0.83)		(0.51)		1.02

Distributions from:
Net Realized Gain	-	-	(0.01)		(0.08)		(1.39)
Total Distributions	-	-	(0.01)		(0.08)		(1.39)

Paid in Capital From Redemption Fees (c)*	-	-	-		-		-

Net Asset Value, at End of Year	$ 10.30	$ 10.15	$ 11.02		$ 11.86		$ 12.45

Total Return (a)	1.48%	(7.89)%	(7.00)%	***	(4.12)%	***	8.45%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,369	$ 4,077	$ 14,302		$ 44,161		$ 33,660
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.61%	2.88%	2.74%	**	2.62%	**	2.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.04)%	(1.51)%	(0.97)%	**	(0.56)%	**	(0.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.80%	2.53%	2.66%	**	2.13%	**	2.07%
Ratio of Net Investment (Loss) to Average Net Assets (b)(d)(e)	(1.23)%	(1.16)%	(0.89)%	**	(0.07)%	**	0.13%
Portfolio Turnover	496.34%	1020.14%	341.27%		118.13%		254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.70%, 0.44%, 0.37%, 0.58%, and 0.68%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%, respectively.

AmericaFirst Income Fund

The financial highlights table is intended to help you understand the AmericaFirst Income Fund’s financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Predecessor Fund commenced operations on July 1, 2010. The information for the fiscal years ended June 30 has been audited by BBD, LLP, independent registered public accounting firm to the Fund, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

AmericaFirst Income Fund - Class A Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 7.00	$ 7.41	$ 6.70		$ 8.14		$ 9.25

From Investment Operations:
Net Investment Income *	0.22	0.25	0.20		0.26		0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	(0.22)	0.96		(1.19)		(0.75)
Total from Investment Operations	(0.43)	0.03	1.16		(0.93)		(0.50)

Distributions from:
Net Investment Income	(0.21)	(0.24)	(0.18)		(0.22)		(0.18)
Return of Capital	(0.23)	(0.20)	(0.27)		(0.29)		(0.43)
Total Distributions	(0.44)	(0.44)	(0.45)		(0.51)		(0.61)

Paid in Capital From Redemption Fees (c)*	-	-	-		-		-

Net Asset Value, at End of Year	$ 6.13	$ 7.00	$ 7.41		$ 6.70		$ 8.14

Total Return (a)	(6.25)%	0.50%	17.61%	***	(11.80)%	***	(5.54)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,583	$ 6,395	$ 6,964		$ 7,821		$ 11,517
Before Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.62%	2.75%	3.63%	**	3.27%	**	2.43%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.16%	3.07%	2.05%	**	2.92%	**	2.60%
After Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.36%	2.35%	2.93%	**	2.63%	**	2.21%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.42%	3.47%	2.76%	**	3.56%	**	2.82%
Portfolio Turnover	530.98%	331.95%	125.07%		349.38%		226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.35%, 0.37%, 0.01%, and 0.01%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

AmericaFirst Income Fund - Class U Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 7.03	$ 7.43	$ 6.71		$ 8.14		$ 9.25

From Investment Operations:
Net Investment Income *	0.19	0.21	0.17		0.23		0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	(0.22)	0.95		(1.19)		(0.74)
Total from Investment Operations	(0.46)	(0.01)	1.12		(0.96)		(0.54)

Distributions from:
Net Investment Income	(0.16)	(0.19)	(0.16)		(0.18)		(0.17)
Return of Capital	(0.23)	(0.20)	(0.24)		(0.29)		(0.40)
Total Distributions	(0.39)	(0.39)	(0.40)		(0.47)		(0.57)

Paid in Capital From Redemption Fees (c)*	-	-	-		-		-

Net Asset Value, at End of Year	$ 6.18	$ 7.03	$ 7.43		$ 6.71		$ 8.14

Total Return (a)	(6.65)%	(0.07)%	16.98%	***	(12.14)%	***	(6.01)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,703	$ 2,982	$ 4,352		$ 5,665		$ 10,526
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.31%	3.51%	4.47%	**	3.73%	**	2.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.44%	2.25%	1.21%	**	2.48%	**	2.10%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.86%	2.87%	3.44%	**	3.09%	**	2.71%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.89%	2.89%	2.24%	**	3.13%	**	2.32%
Portfolio Turnover	530.98%	331.95%	125.07%		349.38%		226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.36%, 0.37%, and 0.01%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.

AmericaFirst Income Fund - Class I Financial Highlights Selected data for a share outstanding throughout each year presented.
Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 7.18	$ 7.54	$ 6.78		$ 8.19		$ 9.27

From Investment Operations:
Net Investment Income *	0.29	0.31	0.26		0.35		0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(0.21)	0.95		(1.22)		(0.73)
Total from Investment Operations	(0.39)	0.10	1.21		(0.87)		(0.42)

Distributions from:
Net Investment Income	(0.23)	(0.26)	(0.18)		(0.19)		(0.21)
Return of Capital	(0.23)	(0.20)	(0.27)		(0.35)		(0.45)
Total Distributions	(0.46)	(0.46)	(0.45)		(0.54)		(0.66)

Paid in Capital From Redemption Fees (c)*	-	-	-		-		-

Net Asset Value, at End of Year	$ 6.33	$ 7.18	$ 7.54		$ 6.78		$ 8.19

Total Return (a)	(5.55)%	1.42%	18.36%	***	(10.91)%	***	(4.72)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,195	$ 3,386	$ 3,199		$ 2,781		$ 6,380
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.40%	2.49%	3.18%	**	2.68%	**	1.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.47%	3.31%	2.55%	**	3.51%	**	3.04%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.56%	1.54%	2.13%	**	1.64%	**	1.40%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	4.31%	4.26%	3.60%	**	4.56%	**	3.57%
Portfolio Turnover	530.98%	331.95%	125.07%		349.38%		226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.35%, 0.37%, and 0.01%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

AmericaFirst Monthly Risk-On Risk-Off Fund

The financial highlights table is intended to help you understand the AmericaFirst Monthly Risk-On Risk-Off Fund’s (formerly known as the AmericaFirst Tactical Alpha Fund) financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Predecessor Fund commenced operations on July 1, 2010.  The information for the fiscal years ended June 30 has been audited by BBD, LLP, independent registered public accounting firm to the Fund, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

AmericaFirst Monthly Risk-On Risk-Off Fund - Class A Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 13.50		$ 12.32		$ 11.87		$ 11.71		$ 12.01

From Investment Operations:
Net Investment Loss *	(0.10)		(0.09)		(0.06)		(0.21)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		1.27		0.51		0.37		(0.29)
Total from Investment Operations	(0.45)		1.18		0.45		0.16		(0.30)

Paid in Capital From Redemption Fees *	-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year	$ 13.05		$ 13.50		$ 12.32		$ 11.87		$ 11.71

Total Return (a)	(3.33)%		9.58%		3.79%	***	1.37%	***	(2.50)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,699		$ 3,608		$ 4,183		$ 6,045		$ 7,191
Before Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.46%		3.20%		4.00%	**	4.68%	**	3.44%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.66)%		(1.30)%		(1.54)%	**	(2.93)%	**	(0.84)%
After Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.60%		2.59%		2.98%	**	3.62%	**	2.71%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.81)%		(0.69)%		(0.52)%	**	(1.87)%	**	(0.11)%
Portfolio Turnover	546.50%		794.40%		354.88%		333.49%		529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.06%, 1.13%, and 0.25%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

AmericaFirst Monthly Risk-On Risk-Off Fund - Class U Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 12.98		$ 11.91		$ 11.52		$ 11.43		$ 11.78

From Investment Operations:
Net Investment Loss *	(0.15)		(0.15)		(0.12)		(0.27)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		1.22		0.51		0.36		(0.28)
Total from Investment Operations	(0.50)		1.07		0.39		0.09		(0.35)

Paid in Capital From Redemption Fees *	-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year	$ 12.48		$ 12.98		$ 11.91		$ 11.52		$ 11.43

Total Return (a)	(3.85)%		8.98%		3.39%	***	0.79%	***	(2.97)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,342		$ 2,666		$ 3,331		$ 4,262		$ 6,012
Before Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.11%		3.96%		4.80%	**	5.20%	**	3.94%
Ratio of Net Investment (Loss) to Average Net Assets (b)(d)(e)	(1.33)%		(2.08)%		(2.31)%	**	(3.47)%	**	(1.34)%
After Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.10%		3.10%		3.50%	**	4.15%	**	3.20%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.31)%		(1.21)%		(1.01)%	**	(2.42)%	**	(0.61)%
Portfolio Turnover	546.50%		794.40%		354.88%		333.49%		529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.07%, 1.13%, and 0.25%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

AmericaFirst Monthly Risk-On Risk-Off Fund - Class I Financial Highlights Selected data for a share outstanding throughout each year presented.
	Years Ended
	6/30/2019		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year	$ 14.30		$ 12.94		$ 12.37		$ 12.03		$ 12.22

From Investment Operations:
Net Investment Income (Loss) *	0.02		0.03		0.03		(0.08)		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		1.33		0.54		0.42		(0.29)
Total from Investment Operations	(0.33)		1.36		0.57		0.34		(0.19)

Paid in Capital From Redemption Fees *	-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year	$ 13.97		$ 14.30		$ 12.94		$ 12.37		$ 12.03

Total Return (a)	(2.31)%		10.51%		4.61%	***	2.83%	***	(1.55)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,259		$ 1,001		$ 378		$ 308		$ 653
Before Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.49%		2.87%		4.00%	**	4.21%	**	2.91%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.69)%		(0.98)%		(1.38)%	**	(2.55)%	**	(0.33)%
After Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.67%		1.66%		2.39%	**	2.28%	**	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	0.13%		0.24%		0.22%	**	(0.63)%	**	0.83%
Portfolio Turnover	546.50%		794.40%		354.88%		333.49%		529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.08%, 1.13%, and 0.25%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

AmericaFirst Seasonal Rotation Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal years ended June 30 has been audited by BBD, LLP, independent registered public accounting firm to the Fund, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

AmericaFirst Seasonal Rotation Fund - Class A Financial Highlights Selected data for a share outstanding throughout each year or period presented.
	Years Ended
	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015
Net Asset Value, at Beginning of Period/Year	$ 11.43	$ 11.60	$ 10.08		$ 10.06		$ 10.37

From Investment Operations:
Net Investment Income (Loss) *	0.02	(0.02)	(0.11)		(0.03)		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	(0.10)	1.63		0.07	(d)	(0.29)
Total from Investment Operations	(0.72)	(0.12)	1.52		0.04		(0.24)

Distributions from:
Net Investment Income	(0.07)	-	-		-		-
Net Realized Gains	-	(0.05)	-		(0.02)		(0.07)
Total from Distributions	(0.07)	(0.05)	-		(0.02)		(0.07)

Paid in Capital From Redemption Fees *	-	- (c)	-		-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 10.64	$ 11.43	$ 11.60		$ 10.08		$ 10.06

Total Return (a)	(6.22)%	(1.03)%	15.08%	***	0.42%	***	(2.36)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,597	$ 2,168	$ 2,673		$ 2,759		$ 3,934
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.87%	2.73%	3.89%	**	3.57%	**	2.74%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(0.07)%	(0.33)%	(1.96)%	**	(1.32)%	**	0.19%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.61%	2.58%	2.95%	**	2.60%	**	2.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	0.19%	(0.18)%	(1.02)%	**	(0.34)%	**	0.48%
Portfolio Turnover	496.90%	356.75%	426.81%		445.44%		429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.

(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

AmericaFirst Seasonal Rotation Fund - Class U Financial Highlights Selected data for a share outstanding throughout each year or period presented.
	Years Ended
	6/30/2019	6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period/Year	$ 11.20	$ 11.42		$ 9.98		$ 10.00		$ 10.34

From Investment Operations:
Net Investment Income (Loss) *	(0.03)	(0.08)		(0.15)		(0.08)		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(0.09)		1.59		0.07	(d)	(0.30)
Total from Investment Operations	(0.76)	(0.17)		1.44		(0.01)		(0.29)

Distributions from:
Net Investment Income	(0.09)	-		-		-		-
Net Realized Gains	-	(0.05)		-		(0.01)		(0.05)
Total Distributions	(0.09)	(0.05)		-		(0.01)		(0.05)

Paid in Capital From Redemption Fees *	-	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 10.35	$ 11.20		$ 11.42		$ 9.98		$ 10.00

Total Return (a)	(6.71)%	(1.49)%		14.43%	***	(0.11)%	***	(2.84)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 999	$ 1,483		$ 2,727		$ 2,506		$ 3,196
Before Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.48%	3.47%		4.69%	**	4.10%	**	3.23%
Ratio of Net Investment Loss to Average Net Assets (b)(e)(f)	(0.66)%	(1.09)%		(2.73)%	**	(1.86)%	**	(0.18)%
After Waiver/ Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.11%	3.09%		3.41%	**	3.10%	**	2.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(0.29)%	(0.71)%		(1.45)%	**	(0.86)%	**	0.10%
Portfolio Turnover	496.90%	356.75%		426.81%		445.44%		429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.

(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

AmericaFirst Seasonal Rotation Fund - Class I Financial Highlights Selected data for a share outstanding throughout each year or period presented.
	Years Ended
	6/30/2019	6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period/Year	$ 11.61	$ 11.67		$ 10.10		$ 10.11		$ 10.41

From Investment Operations:
Net Investment Income (Loss) *	0.12	0.08		(0.06)		0.03		0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	(0.09)		1.63		0.06	(d)	(0.33)
Total from Investment Operations	(0.64)	(0.01)		1.57		0.09		(0.20)

Distributions from:
Net Investment Income	(0.07)	-		-		-		-
Net Realized Gains	-	(0.05)		-		(0.10)		(0.10)
Total Distributions	(0.07)	(0.05)		-		(0.10)		(0.10)

Paid in Capital From Redemption Fees *	-	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Period/Year	$ 10.90	$ 11.61		$ 11.67		$ 10.10		$ 10.11

Total Return (a)	(5.45)%	(0.08)%		15.54%	***	0.93%	***	(1.93)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,642	$ 4,567		$ 4,217		$ 3,737		$ 9,712
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.73%	2.48%		3.65%	**	3.01%	**	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	0.06%	(0.08)%		(1.72)%	**	(0.52)%	**	1.02%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	1.66%	1.75%		2.44%	**	2.10%	**	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	1.14%	0.65%		(0.52)%	**	0.39%	**	1.29%
Portfolio Turnover	496.90%	356.75%		426.81%		445.44%		429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.

(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

AmericaFirst Large Cap Share Buyback Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal period ended June 30 has been audited by BBD, LLP, independent registered public accounting firm to the Fund, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

AmericaFirst Large Cap Share Buyback Fund - Class A Financial Highlights Selected data for a share outstanding throughout the period or year presented.
	Year Ended	Year Ended	Period Ended	(d)
	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.44	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain on Investments	0.65	1.34	0.48
Total from Investment Operations	0.61	1.23	0.29

Distributions from:
Net Realized Gain	(0.56)	(0.08)	-
Total Distributions	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c) *	-	-	-

Net Asset Value, at End of Period/Year	$ 11.49	$ 11.44	$ 10.29

Total Return (a)	5.72%	11.94%	2.90%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.18%	4.26%	12.14%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.53)%	(2.94)%	(10.70)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.96%	2.35%	5.92%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.31)%	(1.02)%	(4.49)%	** (e)
Portfolio Turnover	164.13%	216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.73%.

(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

AmericaFirst Large Cap Share Buyback Fund - Class U Financial Highlights Selected data for a share outstanding throughout the period or year presented.
	Year Ended	Year Ended	Period Ended	(d)
	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Period/Year	$ 11.36	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.11)	(0.17)	(0.26)
Net Realized and Unrealized Gain on Investments	0.65	1.33	0.54
Total from Investment Operations	0.54	1.16	0.28

Distributions from:
Net Realized Gain	(0.56)	(0.08)	-
Total Distributions	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c)*	-	-	-

Net Asset Value, at End of Period/Year	$ 11.34	$ 11.36	$ 10.28

Total Return (a)	5.12%	11.27%	2.80%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,053	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.92%	4.51%	16.00%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(2.24)%	(3.26)%	(14.52)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.68%	2.80%	7.84%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.00)%	(1.55)%	(6.36)%	** (e)
Portfolio Turnover	164.13%	216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.23%.

(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

AmericaFirst Large Cap Share Buyback Fund - Class I Financial Highlights Selected data for a share outstanding throughout the period or year presented.
	Year Ended		Year Ended	Period Ended	(d)
	6/30/2019		6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.59		$ 10.33	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.00)	(c)	(0.01)	(0.20)
Net Realized and Unrealized Gain on Investments	0.65		1.35	0.53
Total from Investment Operations	0.65		1.34	0.33

Distributions from:
Net Realized Gain	(0.56)		(0.08)	-
Total Distributions	(0.56)		(0.08)	-

Paid in Capital From Redemption Fees (c) *	-		-	-

Net Asset Value, at End of Period/Year	$ 11.68		$ 11.59	$ 10.33

Total Return (a)	5.99%		12.97%	3.30%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,274		$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.91%		3.58%	15.47%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.29)%		(2.29)%	(13.91)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.66%		1.34%	6.44%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.04)%		(0.07)%	(4.89)%	** (e)
Portfolio Turnover	164.13%		216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 5.66%.

(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

PRIVACY NOTICE		Rev. Jan 2013
FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

- Social Security number

- Purchase History

- Assets

- Account Balances

- Retirement Assets

- Account Transactions

- Transaction History

- Wire Transfer Instructions

- Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-877-217-8363

Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

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Open an account

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Provide account information

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Give us your contact information

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Make deposits or withdrawals from your account

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Make a wire transfer

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Tell us where to send the money

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Tells us who receives the money

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Show your government-issued ID

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Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

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Sharing for affiliates’ everyday business purposes – information about your creditworthiness

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Affiliates from using your information to market to you

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Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ AmericaFirst Quantitative Funds doesn’t jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information, as may be supplemented from time to time (“SAI”), incorporated into this Prospectus by reference, and contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  The annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of each Fund’s latest annual fiscal year end.

Call the Funds at 1-877-217-8363 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries.  You may also obtain this information from the Funds’ internet site at www.afcm-quant.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-1520.

Investment Company Act File No.  811-22669